Accounts Receivable	12 Months Ended
Dec. 31, 2020
Accounts Receivable [Abstract]
Accounts Receivable
4. ACCOUNTS RECEIVABLE
The accounts receivable consisted of the following (in thousands):

	December 31,
	2019	2020
Trade	$1,381	$1,704
Other	377	4,076

	$1,758	$5,780

The other accounts receivable as of December 31, 2019 and 2020 is primarily comprised of receivables related to vendor refunds and amounts due to the Company that result from activities that are not related to the direct sale of the Company’s products.